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[ING FUNDS LOGO]

July 5, 2006

VIA EDGAR
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U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

RE:      ING SENIOR INCOME FUND ("TRUST")
         File Nos. 333-135548; 811-10223

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the "1933 Act") this is to certify that the Prospectus and Statement of Additional Information contained in the Registration Statement filed under the 1933 Act, and Post-Effective Amendment No. 22 under the Investment Company Act of 1940 ("1940 Act") on Form N-2 to the Trust that would be filed pursuant to 497(c) under the 1933 Act, would not have differed from that contained in the Trust's Registration Statement under the 1933 Act and Post-Effective Amendment No. 22 under the 1940 Act to the Trust Registration Statement on Form N-2 filed on June 30, 2006.

     If you have any questions, please do not hesitate to contact me at 480.477.2649.

                                                     Regards,

                                                     /s/ Paul A. Caldarelli
                                                     ----------------------
                                                     Paul A. Caldarelli
                                                     Counsel
                                                     ING U.S. Legal Services

cc:  Jeffrey S. Puretz, Esq.
     Dechert LLP




7337 E. Doubletree Ranch Rd.       Tel: 480-477-3000        ING Investments, LLC
Scottsdale, AZ 85258-2034          Fax: 480-477-2700
                                   www.ingfunds.com